Revenues (Details) - Schedule of changes in deferred revenue - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Schedule Of Changes In Deferred Revenue Abstract
Deferred revenue	$ 66,978,000	$ 66,978,000		$ 66,897,000
Deferred revenues - long-term	17,426,000	17,426,000	$ 19,062,000
Revenue recognized	12,700,000	29,500,000
Remaining performance obligations	95,400,000	95,400,000
Expected remaining performance obligations recognized during next 12 months	67,500,000	67,500,000
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter	14,900,000	14,900,000
Expected remaining performance obligations recognized remainder thereafter	13,000,000.0	13,000,000.0
Deferred sales commissions	$ 8,100,000	$ 8,100,000	$ 8,800,000